UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2002

Check here if Amendment [   ]; Amendment Number:  _____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

              --------------------------------------------


Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------

Title:        Chief Financial Officer
              --------------------------------------------

Phone:        212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Leo Kirby            New York, N.Y.       September 19, 2003
---------------------  --------------------  --------------------
     [Signature]           [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               ------------------

Form 13F Information Table Entry Total:               17
                                               ------------------

Form 13F Information Table Entry Value:             198,646
                                               ------------------
                                                  (thousands)


List of Other Included Managers:  None


                COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6    COLUMN 7

                                                                   VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER
NAME OF ISSUER                        TITLE OF CLASS   CUSIP      (x1000)      PRN AMT    PRN    CALL  DISCRETION  MANAGERS
--------------                        --------------   -----      -------      -------    ---    ----  ----------  --------

Autoimmune                               COM           052776101       17      26,100     SH           SOLE
Aclara Biosciences                       COM           00461P106       40      23,199     SH           SOLE
Adolor Corporation                       COM           00724X102      206      18,300     SH           SOLE
Amylin Pharmaceuticals                   COM           032346108    2,393     218,700     SH           SOLE
Arena Pharmaceuticals                    COM           040047102      370      44,100     SH           SOLE
Genzyme General                          COM           372917104      275      14,300     SH           SOLE
Incyte                                   COM           45337C102    3,939     541,810     SH           SOLE
Intrabiotics Pharmaceuticals             COM           46116T506      839     645,140     SH           SOLE
Kosan Biosciences                        COM           50064W107    1,480     169,900     SH           SOLE
Neurogen                                 COM           64124E106    7,985     683,100     SH           SOLE
Pharmacyclics                            COM           716933106       99      22,300     SH           SOLE
Praecis Pharmaceuticals                  COM           739421105      174      50,100     SH           SOLE
Regeneron Pharmaceutical                 COM           75886F107   41,518   2,861,330     SH           SOLE
Third Wave Technologies                  COM           88428W108       83      37,200     SH           SOLE
Trimeris                                 COM           896263100  115,767   2,607,950     SH           SOLE
Incyte Notes 5.5% 3/01/2007              CONV BONDS    45337CAC6    3,494   5,000,000     PRN          SOLE
Regeneron Pharmaceuticals Conv
Notes 5.5% 10/17/08 (144A)               CONV BONDS    75886FAB3   19,967  25,275,000     PRN          SOLE
                                                                  -------
                                                                  198,646
                                                                  =======

                                                                COLUMN 8
                                                            VOTING AUTHORITY

NAME OF ISSUER                                            SOLE      SHARED    NONE
--------------                                            ----      ------    ----

Autoimmune                                                26,100
Aclara Biosciences                                        23,199
Adolor Corporation                                        18,300
Amylin Pharmaceuticals                                   218,700
Arena Pharmaceuticals                                     44,100
Genzyme General                                           14,300
Incyte                                                   541,810
Intrabiotics Pharmaceuticals                             645,140
Kosan Biosciences                                        169,900
Neurogen                                                 683,100
Pharmacyclics                                             22,300
Praecis Pharmaceuticals                                   50,100
Regeneron Pharmaceutical                               2,861,330
Third Wave Technologies                                   37,200
Trimeris                                               2,607,950
Incyte Notes 5.5% 3/01/2007                            5,000,000
Regeneron Pharmaceuticals Conv
Notes 5.5% 10/17/08 (144A)                            25,275,000